Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Lee Fenton		George Papanier		Average Summary Compensation Table Total for Non‑PEO Named Executive Officers	Average Compensation Actually Paid to Non‑PEO Named Executive Officers (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (5)	Adjusted EBITDA (6)
	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)			Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)
2022	$2,263,388	$(42,319)	$—	$—	$1,799,388	$998,005	75.89	58.28	$(425,546)	$548,515
2021	$5,571,229	$4,443,255	$5,678,459	$4,784,620	$2,383,894	$1,169,857	149.03	78.17	$(114,697)	$329,902
2020	$—	$—	$3,601,428	$4,911,411	$4,263,661	$5,885,416	196.68	89.66	$(5,487)	$69,255

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]			Mr. Fenton was our principal executive officer (“PEO”) for the full year of 2022 and from October 1, 2021 through December 31, 2021. Mr. Papanier was our PEO from January 1, 2021 through September 30, 2021 and the full 2020 year. For 2022, our non-PEO named executive officers (“Non-PEO NEOs”) were Messrs. Lavan, Capp, Eaton, Papanier and Reeves. For 2021, our Non-PEO NEOs were Messrs. Capp, Eaton and Reeves and former executive Marc Crisafulli. For 2020, our Non-PEO NEOs were Messrs. Capp and Crisafulli.
Peer Group Issuers, Footnote [Text Block]			For purposes of this pay versus performance disclosure, our peer group is the Dow Jones US Gambling Index (the “Peer Group”). For each Covered Year, our peer group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming all dividends were reinvested.
Adjustment To PEO Compensation, Footnote [Text Block]	For each of 2022, 2021 and 2020 (each, a “Covered Year”), the values included in this column for the compensation actually paid to our PEOs and the average compensation actually paid to our Non-PEO NEOs for purposes of this Pay Versus Performance table (“PVP Table”):

Compensation Actually Paid represents the Summary Compensation Table Totals adjusted for the following items:		2022	2021	2020
For Lee Fenton:
—	Summary Compensation Table “Stock Awards” value	$(844,232)	$(4,338,145)	$—
+	Year-end fair value of outstanding equity awards granted in covered year that are outstanding and unvested as of the Covered Year-end	114,090	3,210,171	—
—	Year-over-year change in fair value of outstanding equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	(1,135,669)	—	—
—	Year-over-year change in fair value of equity awards granted in prior years that vested in Covered Year	(439,895)	—	—
For George Papanier:
—	Summary Compensation Table “Stock Awards” value	$—	$(3,768,400)	$(2,088,281)
+	Year-end fair value of outstanding equity awards granted in covered year that are outstanding and unvested as of the Covered Year-end	—	2,178,592	1,535,481
—	Year-over-year change in fair value of outstanding equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	—	(247,939)	—
+	Vesting date fair value of equity awards granted and vested in Covered Year	—	726,223	1,551,124
—	Year-over-year change in fair value of equity awards granted in prior years that vested in Covered Year	—	217,685	311,659
For Non-PEO NEOs (Average):
—	Summary Compensation Table “Stock Awards” value	$(630,361)	$(1,570,451)	$(3,486,998)
+	Year-end fair value of outstanding equity awards granted in covered year that are outstanding and unvested as of the Covered Year-end	249,142	816,416	3,298,646
—	Year-over-year change in fair value of outstanding equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	(268,506)	(393,112)	119,868
+	Vesting date fair value of equity awards granted and vested in Covered Year	31,287	—	1,593,626
—	Year-over-year change in fair value of equity awards granted in prior years that vested in Covered Year	(182,945)	(66,890)	96,613

Non-PEO NEO Average Total Compensation Amount			$ 1,799,388	$ 2,383,894	$ 4,263,661
Non-PEO NEO Average Compensation Actually Paid Amount			$ 998,005	1,169,857	5,885,416
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	For each of 2022, 2021 and 2020 (each, a “Covered Year”), the values included in this column for the compensation actually paid to our PEOs and the average compensation actually paid to our Non-PEO NEOs for purposes of this Pay Versus Performance table (“PVP Table”):

Compensation Actually Paid represents the Summary Compensation Table Totals adjusted for the following items:		2022	2021	2020
For Lee Fenton:
—	Summary Compensation Table “Stock Awards” value	$(844,232)	$(4,338,145)	$—
+	Year-end fair value of outstanding equity awards granted in covered year that are outstanding and unvested as of the Covered Year-end	114,090	3,210,171	—
—	Year-over-year change in fair value of outstanding equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	(1,135,669)	—	—
—	Year-over-year change in fair value of equity awards granted in prior years that vested in Covered Year	(439,895)	—	—
For George Papanier:
—	Summary Compensation Table “Stock Awards” value	$—	$(3,768,400)	$(2,088,281)
+	Year-end fair value of outstanding equity awards granted in covered year that are outstanding and unvested as of the Covered Year-end	—	2,178,592	1,535,481
—	Year-over-year change in fair value of outstanding equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	—	(247,939)	—
+	Vesting date fair value of equity awards granted and vested in Covered Year	—	726,223	1,551,124
—	Year-over-year change in fair value of equity awards granted in prior years that vested in Covered Year	—	217,685	311,659
For Non-PEO NEOs (Average):
—	Summary Compensation Table “Stock Awards” value	$(630,361)	$(1,570,451)	$(3,486,998)
+	Year-end fair value of outstanding equity awards granted in covered year that are outstanding and unvested as of the Covered Year-end	249,142	816,416	3,298,646
—	Year-over-year change in fair value of outstanding equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	(268,506)	(393,112)	119,868
+	Vesting date fair value of equity awards granted and vested in Covered Year	31,287	—	1,593,626
—	Year-over-year change in fair value of equity awards granted in prior years that vested in Covered Year	(182,945)	(66,890)	96,613

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Most Important Financial Performance Measures
Adjusted EBITDA
Net Income (Loss)

Total Shareholder Return Amount			$ 75.89	149.03	196.68
Peer Group Total Shareholder Return Amount			58.28	78.17	89.66
Net Income (Loss)			$ (425,546,000)	$ (114,697,000)	$ (5,487,000)
Company Selected Measure Amount			548,515,000	329,902,000	69,255,000
PEO Name	Mr. Fenton	Mr. Papanier	Mr. Fenton		Mr. Papanier
Additional 402(v) Disclosure [Text Block]			For each Covered Year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value $0.01 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on NYSE on December 31, 2019 through and including the last day of the fiscal year covered (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.Amounts represent net income reflected in the Company’s audited financial statements for the applicable year and is calculated in accordance with U.S. Generally Accepted Accounting Principles.The following graphical comparisons provide descriptions of the relationships between certain figures included in the PVP Table for each Covered Year, including (1) a comparison between our cumulative total shareholder return and the cumulative total shareholder return of the Peer Group, and (2) comparisons between (A) the compensation actually paid to the PEO and the average of the compensation actually paid to our Non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures, Net Income (Loss) and Adjusted EBITDA, set forth in the PVP Table above.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]			Adjusted EBITDA is defined as earnings for the Company, before interest expense, net of interest income, provision (benefit) for income taxes, depreciation and amortization, non-operating income, acquisition and other transaction related costs, share-based compensation and certain other gains or losses.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Net Income (Loss)
Lee Fenton [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 2,263,388	$ 5,571,229
PEO Actually Paid Compensation Amount			(42,319)	4,443,255
George Papanier [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				5,678,459	$ 3,601,428
PEO Actually Paid Compensation Amount				4,784,620	4,911,411
PEO [Member] | Lee Fenton [Member] | Change In Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(844,232)	(4,338,145)
PEO [Member] | Lee Fenton [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			114,090	3,210,171
PEO [Member] | Lee Fenton [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,135,669)	0
PEO [Member] | Lee Fenton [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(439,895)	0
PEO [Member] | George Papanier [Member] | Change In Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(3,768,400)	(2,088,281)
PEO [Member] | George Papanier [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,178,592	1,535,481
PEO [Member] | George Papanier [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(247,939)	0
PEO [Member] | George Papanier [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				217,685	311,659
PEO [Member] | George Papanier [Member] | Equity Awards Vesting Date Reported Value, Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				726,223	1,551,124
Non-PEO NEO [Member] | Change In Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(630,361)	(1,570,451)	(3,486,998)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			249,142	816,416	3,298,646
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(268,506)	(393,112)	119,868
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(182,945)	(66,890)	96,613
Non-PEO NEO [Member] | Equity Awards Vesting Date Reported Value, Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 31,287	$ 0	$ 1,593,626